Fees Summary	Mar. 31, 2026 USD ($)
Fees Summary [Line Items]
Total Fee Amount	$ 88,571.30
Interest Amount	0.00
Total Offset Amount	88,571.30
Net Fee	$ 0.00
Total Fee and Interest Amount	88,571.30